Reporting Entity - Additional Information (Detail) € in Thousands, $ in Thousands								12 Months Ended
	Mar. 05, 2020 item	Sep. 12, 2019 item	Mar. 29, 2018 item	Aug. 26, 2015 EUR (€)	Jul. 30, 2009	Apr. 30, 2009 EUR (€)	Apr. 27, 1998 USD ($)	Dec. 31, 2020 item	Dec. 31, 2013 item	Nov. 13, 2020 shares	Nov. 12, 2020	Nov. 11, 2020	Oct. 22, 2020 item	Oct. 21, 2020 Vote item	Oct. 20, 2020 item	Jun. 17, 2020	Nov. 27, 2019 item	Mar. 08, 2019 item	Apr. 29, 2013 item
Disclosure of Description Of Reporting Entity [line items]
Percentage of treasury share levy paid to ICTA								90.00%
Percentage of treasury share levy paid for universal service fund								10.00%
Percentage of net revenue paid as annual contribution to ICTA's expenses								0.35%
Percentage of net revenue paid as frequency fee								5.00%
Number of members of the board														9	7
Number of votes that each share entitles in respect of all other matters														1
Number of residual board members who can be appointed														4
Meeting quorum requirement														5
Decision quorum, minimum members required to be present and provide affirmative vote														5
Number of board members who can exercise unlimited authority to represent and bind the company														2
Number of independent board members appointed	3								3
Number of board members appointed		2																2	2
Number of members chosen from independent nominees list submitted by Telia									2
Number of new members elected			3
Number of years to be served by the board members elected		3 years	3 years
Number of board members resigned													2				1
Number of non-executive members								5
Number of independent members								3
Turkcell 2G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license							25 years
Consideration paid for acquiring license | $							$ 500,000
Percentage of treasury share levy paid to ICTA							15.00%
Turkcell 3G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license					20 years
Consideration paid for acquiring license | €						€ 358,000
Turkcell 4.5G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license				13 years
Consideration paid for acquiring license | €				€ 1,623,460
Group A Shares
Disclosure of Description Of Reporting Entity [line items]
Percentage of total issued shares re-classified as a separate class of Group A Shares														15.00%
Number of candidates who can be nominated by the shareholder														4
Number of board members who can be appointed by the shareholder														5
Number of votes that each share entitles in respect of the appointment of board members and chairman of the presiding committee | Vote														6
Number of board member for which the voting privilege applies														5
Group A Shares | Minimum
Disclosure of Description Of Reporting Entity [line items]
Number of board members who can exercise unlimited authority to represent and bind the company														1
Telia
Disclosure of Description Of Reporting Entity [line items]
Percentage of ownership interest in entity divested																24.02%
Telia | Turkcell Holding
Disclosure of Description Of Reporting Entity [line items]
Percentage of ownership interest in entity divested																47.09%
Cukurova Telecom Holdings Limited
Disclosure of Description Of Reporting Entity [line items]
Percentage of ownership interest in entity divested																26.98%
Cukurova Telecom Holdings Limited | Turkcell Holding
Disclosure of Description Of Reporting Entity [line items]
Percentage of ownership interest in entity divested																52.91%
IMTIS Holdings S.a r l.
Disclosure of Description Of Reporting Entity [line items]
Percentage of ownership interest in entity acquired																24.80%
Percentage of capital shares and voting rights in entity											19.80%
IMTIS Holdings S.a r l. | Group B ordinary shares
Disclosure of Description Of Reporting Entity [line items]
Number of shares held | shares										545,600,000
Percentage of capital shares and voting rights in entity										24.80%
Number of shares agreed to sell | shares										110,000,000
Percentage of ownership interest agreed to sell										5.00%
TVF BTIH [Member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of capital shares and voting rights in entity											26.20%
Public Share [Member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of capital shares and voting rights in entity											53.95%	48.95%